Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 0.0%†
Security	Shares	Value
China — 0.0%†
Shimao Group Holdings Ltd.(1)	1,790,794	$ 38,187
Times China Holdings Ltd.(1)	4,693,488	32,655
Total Common Stocks (identified cost $959,659)		$ 70,842

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
China — 0.3%
Alibaba Group Holding Ltd.:
0.00%, 9/15/32(2)	USD	2,510	$ 2,508,745
0.50%, 6/1/31	USD	3,714	5,367,659
H World Group Ltd., 3.00%, 5/1/26	USD	2,310	3,188,955
Sunac China Holdings Ltd.:
0.00%, 6/23/26(3)	USD	6,208	1,016,582
0.00%, 6/23/28(3)	USD	4,587	1,181,192
Times China Holdings Ltd.:
0.00%, 3/30/27(3)	USD	8,303	45,996
0.00%, 3/30/27(3)	USD	1,655	12,409
Total Convertible Bonds (identified cost $13,724,448)			$ 13,321,538

Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(4)	TZS	11,984,000	$ 5,474,270
13.75%, 9/27/50(4)	TZS	4,076,500	1,802,262
Total Credit Linked Notes (identified cost $7,098,168)			$ 7,276,532

Foreign Corporate Bonds — 22.6%
Security	Principal Amount (000's omitted)		Value
Angola — 0.8%
Azule Energy Finance PLC:
8.125%, 1/23/30(2)	USD	5,639	$ 5,821,382
8.125%, 1/23/30(3)	USD	18,045	18,628,629
8.625%, 1/22/33(3)	USD	4,128	4,287,704
Sonangol Finance Ltd., 10.00%, 1/29/31(2)	USD	9,835	10,072,487
			$ 38,810,202
Argentina — 1.1%
Banco Macro SA, 8.00%, 6/23/29(3)	USD	10,654	$ 10,883,061
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(3)(5)	USD	14,150	13,743,187
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(2)	USD	344	259,720
11.00%, 11/1/31(3)	USD	7,801	5,889,393
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(3)	USD	7,939	8,261,710
Vista Energy Argentina SAU, 8.50%, 6/10/33(3)	USD	6,922	7,359,817
YPF SA, 8.25%, 1/17/34(3)	USD	3,558	3,727,462
			$ 50,124,350
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(2)	USD	8,863	$ 8,924,220
			$ 8,924,220
Brazil — 4.9%
Azul Secured Finance LLP, 9.875%, 2/15/31(3)	USD	3,061	$ 2,728,116
Braskem Netherlands Finance BV:
4.50%, 1/10/28(2)	USD	2,826	1,776,847
4.50%, 1/31/30(2)	USD	24,079	14,252,601
7.25%, 2/13/33(2)	USD	3,996	2,292,705
8.00%, 10/15/34(2)	USD	3,900	2,283,996
8.50%, 1/12/31(2)	USD	1,662	1,000,291
12.004% to 10/24/30, 1/23/81(2)(6)	USD	14,046	3,986,957
Constellation Oil Services Holding SA:
9.375%, 11/7/29(2)	USD	7,981	8,388,031
9.375%, 11/7/29(3)	USD	10,473	11,007,123
CSN Inova Ventures, 6.75%, 1/28/28(2)	USD	9,505	8,111,823
CSN Resources SA:
4.625%, 6/10/31(2)	USD	1,936	1,327,075
5.875%, 4/8/32(2)	USD	888	608,418

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
FS Luxembourg SARL, 8.125%, 2/11/36(3)	USD	17,807	$ 16,504,863
Gol Finance, Inc., 14.375%, 6/6/30(3)	USD	21,078	20,160,053
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(2)	USD	9,079	8,496,241
Oceanica Lux:
13.00%, 10/2/29(2)	USD	7,352	7,891,475
13.00%, 10/2/29(3)	USD	12,330	13,234,751
OHI Group SA, 13.00%, 7/22/29(3)	USD	30,429	31,015,306
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(3)(7)	USD	7,899	3,830,842
Raizen Fuels Finance SA:
5.70%, 1/17/35(2)	USD	7,893	4,327,337
6.25%, 7/8/32(2)	USD	1,148	631,400
6.25%, 7/8/32(3)	USD	4,439	2,441,450
6.45%, 3/5/34(2)	USD	3,710	2,024,269
6.70%, 2/25/37(2)	USD	18,942	10,311,551
Samarco Mineracao SA, 9.50%, (4.00% cash and 5.00% PIK), 6/30/31(2)	USD	36,092	36,232,202
Unigel Luxembourg SA:
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(3)(7)	USD	50	2,985
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(2)(7)	USD	698	41,908
Vale SA, Series A6, 0.00%(8)(9)	BRL	92,625	7,832,819
Yinson Boronia Production BV:
8.947%, 7/31/42(3)	USD	3,198	3,542,926
8.947%, 7/31/42(2)	USD	3,385	3,749,561
			$ 230,035,922
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(2)(3)	USD	5,000	$ 5,103,012
			$ 5,103,012
Canada — 0.2%
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	7,125	$ 7,463,438
			$ 7,463,438
China — 0.4%
KWG Group Holdings Ltd., 7.875%, 8/30/24(10)	USD	5,749	$ 316,188
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(2)	USD	2,869	2,730,814
3.95%, 9/16/29(2)	USD	13,642	11,236,834
4.50%, 1/16/28(2)	USD	2,841	2,643,674
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(7)	USD	1,727	51,807
Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.: (continued)
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(7)	USD	2,590	$ 58,283
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(7)	USD	2,590	53,983
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(3)(7)	USD	9,574	359,029
Times China Holdings Ltd.:
4.00%, 3/30/29(3)(7)	USD	1,859	62,751
4.20%, 9/30/32(3)(7)	USD	6,936	216,740
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(2)	USD	1,200	1,198,985
			$ 18,929,088
Colombia — 0.8%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(3)	USD	13,008	$ 12,362,339
Banco Davivienda SA, 6.65% to 4/22/31(2)(6)(8)	USD	15,141	14,143,376
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(6)	USD	11,117	12,527,748
			$ 39,033,463
Georgia — 1.0%
Bank of Georgia JSC:
9.50% to 7/16/29(3)(6)(8)	USD	205	$ 214,841
9.50% to 7/16/29(2)(6)(8)	USD	15,456	16,197,964
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	123,490,000	10,396,349
TBC Bank JSC:
8.894% to 11/6/26(2)(6)(8)	USD	7,668	7,734,605
10.25% to 7/30/29(2)(6)(8)	USD	12,916	13,849,576
			$ 48,393,335
Ghana — 0.1%
Tullow Holdco 2 Ltd., 15.00%, (12.00% cash and 3.00% PIK), 11/15/28(2)	USD	5,306	$ 5,463,900
			$ 5,463,900
Greece — 0.1%
Piraeus Bank SA, 6.125% to 10/15/32(2)(6)(8)	EUR	4,603	$ 5,313,426
			$ 5,313,426
Guyana — 0.1%
Secure International Finance Co., Inc.:
10.00%, 6/3/29(3)	USD	2,692	$ 2,705,224
10.00%, 6/3/29(2)	USD	2,949	2,964,218
			$ 5,669,442

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Hong Kong — 0.1%
Yuexiu REIT MTN Co. Ltd., 6.50%, 2/12/29(2)	USD	3,211	$ 3,259,031
			$ 3,259,031
Hungary — 0.1%
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(2)(6)	USD	2,623	$ 2,750,246
			$ 2,750,246
India — 0.5%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,970,000	$ 24,993,997
			$ 24,993,997
Indonesia — 0.1%
Nickel Industries Ltd., 9.00%, 9/30/30(3)	USD	1,440	$ 1,501,767
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(2)	USD	3,004	2,971,601
			$ 4,473,368
Jamaica — 0.5%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(3)	USD	9,060	$ 9,431,877
NCB Financial Group Ltd., 11.00%, 7/31/30(3)	USD	14,450	15,189,406
			$ 24,621,283
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	7,365,500	$ 15,414,699
ForteBank JSC:
7.75%, 2/4/30(3)	USD	3,641	3,759,752
7.75%, 2/4/30(2)	USD	14,694	15,173,250
9.75% to 11/3/30(2)(6)(8)	USD	14,157	14,523,411
			$ 48,871,112
Kyrgyzstan — 0.3%
Eldik Bank OAO, 8.50%, 4/23/31(2)	USD	11,490	$ 11,521,847
			$ 11,521,847
Luxembourg — 0.5%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	5,650	$ 5,604,731
J&F Luxembourg Finance SARL, 8.50%, 12/1/32(3)	USD	15,726	15,942,390
			$ 21,547,121
Mexico — 0.9%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(10)	USD	8,785	$ 65,890
10.00%, 12/19/22(2)(10)	USD	5,495	41,209
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(3)(6)(8)	USD	5,925	$ 6,272,442
Braskem Idesa SAPI:
6.99%, 2/20/32(2)(10)	USD	8,747	6,152,946
7.45%, 11/15/29(2)(10)	USD	3,960	2,790,810
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(2)(10)	USD	15,545	6,800,916
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(3)(10)	USD	584	255,500
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(2)	USD	764	743,945
8.625%, 11/15/31(3)	USD	13,127	12,782,416
Orbia Advance Corp. SAB de CV:
6.80%, 5/13/30(2)	USD	2,294	2,310,631
7.50%, 5/13/35(2)	USD	2,912	2,937,346
			$ 41,154,051
Mongolia — 0.4%
Golomt Bank, 11.00%, 5/20/27(2)	USD	4,445	$ 4,612,539
Mongolian Mining Corp., 8.44%, 4/3/30(2)	USD	4,235	4,313,164
State Bank JSC, 8.90%, 9/25/28(2)	USD	9,180	9,163,629
			$ 18,089,332
Nigeria — 0.5%
Dangote Fertiliser Ltd., 7.75%, 5/5/31(2)(11)	USD	24,000	$ 24,364,560
			$ 24,364,560
Pakistan — 0.3%
Veon Midco BV, 3.375%, 11/25/27(2)	USD	12,170	$ 11,906,142
			$ 11,906,142
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(3)(6)(8)	USD	3,675	$ 3,770,532
			$ 3,770,532
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	135	$ 35,100
7.70%, 7/21/28(3)	USD	1,797	467,220
			$ 502,320

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru — 0.4%
Auna SA, 10.00%, 12/18/29(3)	USD	14,521	$ 15,145,374
Integratel Peru SAA, 7.375%, 4/10/27(2)(10)	PEN	25,500	2,726,067
			$ 17,871,441
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(6)(8)(10)(12)	USD	4,509	$ 0
			$ 0
Saudi Arabia — 0.2%
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(2)(6)	USD	2,826	$ 2,839,115
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(2)(6)	USD	6,953	6,940,479
			$ 9,779,594
South Africa — 0.2%
Sasol Financing USA LLC, 8.75%, 4/10/33(2)	USD	9,588	$ 10,132,838
			$ 10,132,838
Supranational — 0.1%
Asian Development Bank, 14.50%, 6/26/28	UZS	59,548,400	$ 5,149,232
European Bank for Reconstruction & Development, 17.35%, 3/1/27(2)	USD	921	962,772
			$ 6,112,004
Togo — 0.3%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(2)	USD	6,621	$ 7,156,358
10.125%, 10/15/29(3)	USD	7,744	8,370,162
			$ 15,526,520
Turkey — 0.6%
Akbank TAS, 9.369% to 3/14/29(2)(6)(8)	USD	5,040	$ 5,181,989
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,609	7,707,389
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(3)	USD	7,386	7,388,577
Turkiye Garanti Bankasi AS, 8.125% to 10/8/30, 1/8/36(2)(6)	USD	4,154	4,224,770
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	1,187	1,202,336
			$ 25,705,061
Ukraine — 0.5%
Kernel Holding SA, 6.75%, 10/27/27(2)	USD	14,759	$ 14,315,774
MHP Lux SA:
6.25%, 9/19/29(3)	USD	624	565,259
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
MHP Lux SA: (continued)
6.25%, 9/19/29(2)	USD	4,584	$ 4,152,480
10.50%, 7/28/29(2)	USD	6,310	6,478,563
			$ 25,512,076
United Arab Emirates — 0.1%
Alpha Star Holding IX Ltd., 7.00%, 8/26/28(2)	USD	739	$ 737,977
Alpha Star Holding VIII Ltd., 8.375%, 4/12/27(2)	USD	946	957,973
Alpha Star Holding X Ltd., 6.125%, 8/5/29(2)	USD	3,459	3,347,417
			$ 5,043,367
United Kingdom — 0.3%
Avianca Midco 2 PLC:
9.00%, 12/1/28(3)	USD	7,555	$ 7,347,045
9.50%, 1/28/31(3)	USD	2,532	2,361,090
9.625%, 2/14/30(3)	USD	4,974	4,692,347
			$ 14,400,482
Uzbekistan — 3.3%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	414,206,000	$ 34,697,594
Ipoteka-Bank ATIB:
17.50%, 10/9/28(2)	UZS	57,080,000	4,942,731
20.50%, 4/25/27(2)	UZS	261,810,000	23,082,420
JSCB Agrobank, 20.75%, 9/15/28	UZS	439,480,000	38,537,996
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(2)(6)(8)	USD	10,080	10,534,693
19.95%, 4/25/28(2)	UZS	169,270,000	15,436,900
21.00%, 7/24/27(2)	UZS	317,410,000	28,721,442
			$ 155,953,776
Venezuela — 1.5%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(10)	USD	16,764	$ 6,349,327
6.00%, 10/28/22(2)(10)	USD	37,460	13,391,980
6.00%, 5/16/24(2)(10)	USD	4,271	1,686,578
6.00%, 11/15/26(2)(10)	USD	15,697	6,239,695
8.50%, 10/20/27	USD	149	171,518
8.50%, 10/20/27	USD	17,323	20,008,065
9.00%, 11/17/21(2)(10)	USD	16,068	7,310,739
9.75%, 5/17/35(2)(10)	USD	17,323	8,206,549

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(2)(10)	USD	15,548	$ 7,999,366
			$ 71,363,817
Total Foreign Corporate Bonds (identified cost $1,043,864,639)			$1,062,489,716

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(12)(13)	UZS	98,848,575	$ 8,299,451
Total Loan Participation Notes (identified cost $8,474,143)			$ 8,299,451

Senior Floating-Rate Loans — 3.6%(14)
Borrower/Description	Principal Amount (000’s omitted)	Value
Argentina — 1.0%
Provincia De Neuquen:
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$1,644	$ 1,660,818
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,255	1,267,286
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,501	1,516,220
VMOS SA:
Term Loan, 9.075% - 9.188%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	15,594	15,820,667
Term Loan, 7/8/30(15)	24,566	24,566,300
		$ 44,831,291
Jamaica — 0.1%
Digicel International Finance Ltd.:
Term Loan, 8.911%, (1 mo. USD Term SOFR + 5.25%), 8/6/32	$1,609	$ 1,614,103
Term Loan, 8/6/32(16)	5,103	5,119,101
		$ 6,733,204
Borrower/Description	Principal Amount (000’s omitted)	Value
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 3/22/29	$2,304	$ 2,313,770
		$ 2,313,770
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 9.169%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$6,262	$ 6,300,983
		$ 6,300,983
Puerto Rico — 0.3%
Coral-US Co-Borrower LLC, Term Loan, 6.923%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	$15,834	$ 15,830,612
		$ 15,830,612
Singapore — 0.6%
HGDC Holdings Ltd., Term Loan, 8.55%, (3 mo. USD Term SOFR + 4.85%), 3/31/29	$17,650	$ 17,605,875
Princeton Digital Group Ltd., Term Loan, 5/6/29(16)	8,250	8,134,500
		$ 25,740,375
Suriname — 1.2%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(15)	$49,774	$ 49,773,651
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	5,226	5,301,812
		$ 55,075,463
Tanzania — 0.2%
PIH Communication LLC, Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	$11,610	$ 11,609,692
		$ 11,609,692
Total Senior Floating-Rate Loans (identified cost $167,646,311)		$ 168,435,390

Sovereign Government Bonds — 45.2%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albania Government International Bonds, 4.75%, 2/14/35(2)	EUR	18,048	$ 21,068,088
Albanian Government Bonds:
3.70%, 1/10/28	ALL	57,700	713,385
3.90%, 1/22/30	ALL	224,100	2,818,516

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Albania (continued)
Albanian Government Bonds: (continued)
4.05%, 2/7/32	ALL	370,100	$ 4,644,929
4.30%, 7/10/27	ALL	615,000	7,631,690
4.70%, 2/23/27	ALL	141,600	1,757,681
4.95%, 7/22/29	ALL	1,882,900	24,476,817
5.25%, 1/26/29	ALL	883,700	11,484,729
5.25%, 1/23/35	ALL	153,200	2,005,264
5.59%, 2/19/40	ALL	136,100	1,769,550
6.13%, 7/25/34	ALL	60,800	838,185
			$ 79,208,834
Angola — 0.4%
Angola Government International Bonds:
9.125%, 11/26/49(2)	USD	4,999	$ 4,785,245
9.244%, 1/15/31(2)	USD	5,825	6,221,484
9.375%, 3/31/33(2)	USD	6,144	6,513,640
			$ 17,520,369
Argentina — 2.7%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(5)	USD	114,387	$ 69,924,773
1.00%, 7/9/29	USD	528	322,766
Province of Santa Fe, 8.10%, 12/11/34(2)	USD	13,293	13,060,372
Provincia de Cordoba:
8.60%, 2/3/35(3)	USD	2,925	2,829,938
9.75%, 7/2/32(3)	USD	11,302	11,773,859
9.75%, 7/2/32(2)	USD	4,736	4,933,728
Provincia del Chubut Argentina, 9.45%, 4/29/36(3)	USD	22,232	22,954,540
			$ 125,799,976
Armenia — 2.8%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	7,655,358	$ 21,213,078
9.00%, 10/29/35	AMD	20,634,001	57,145,628
9.25%, 4/29/28	AMD	2,997,750	8,372,776
9.60%, 10/29/33	AMD	12,810,466	36,889,938
9.75%, 10/29/50	AMD	884,427	2,580,957
9.75%, 10/29/52	AMD	953,900	2,777,202
12.50%, 10/29/37	AMD	1,047,550	3,595,635
			$ 132,575,214
Security	Principal Amount (000's omitted)		Value
Barbados — 0.3%
Barbados Government International Bonds, 8.00%, 6/26/35(2)	USD	14,250	$ 15,316,613
			$ 15,316,613
Benin — 0.2%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	1,763	$ 1,993,835
4.95%, 1/22/35(2)	EUR	3,251	3,451,957
Benin Sukuk SA, 6.20%, 1/29/33(3)	USD	1,881	1,785,964
			$ 7,231,756
Bosnia and Herzegovina — 0.5%
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(2)	EUR	5,720	$ 6,811,564
6.375%, 5/8/33(2)(11)	EUR	13,210	15,212,439
Republic of Srpska Treasury Bonds, 1.50%, 9/25/26	BAM	42	25,152
			$ 22,049,155
Brazil — 3.9%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/26	BRL	503,900	$ 96,297,252
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(17)	BRL	96,711	85,774,311
			$ 182,071,563
Colombia — 2.7%
Colombia TES:
7.00%, 3/26/31	COP	88,071,400	$ 18,458,415
7.00%, 6/30/32	COP	7,045,000	1,397,524
11.75%, 1/24/35	COP	142,398,600	35,615,147
12.50%, 2/27/30	COP	51,960,100	13,519,945
13.25%, 2/9/33	COP	207,981,300	55,250,040
			$ 124,241,071
Congo — 0.3%
DRC International Bonds, 9.50%, 4/16/37(2)	USD	13,256	$ 13,559,746
			$ 13,559,746
Egypt — 3.3%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	5,497,418	$ 102,069,872
24.458%, 10/1/27	EGP	2,788,801	51,659,029

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds, 8.75%, 9/30/51(2)	USD	944	$ 874,091
			$ 154,602,992
Ethiopia — 1.3%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(10)	USD	57,704	$ 59,565,531
6.625%, 12/11/24(3)(10)	USD	244	251,872
			$ 59,817,403
Georgia — 0.1%
Georgia Government International Bonds, 5.125%, 1/28/31(2)	USD	6,123	$ 5,950,476
			$ 5,950,476
Ghana — 0.2%
Ghana Government International Bonds:
0.00%, 7/3/26(2)	USD	791	$ 783,758
5.00% to 7/3/28, 7/3/29(2)(5)	USD	6,599	6,478,072
			$ 7,261,830
Hungary — 0.5%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	5,318,530	$ 12,721,095
3.00%, 4/25/41	HUF	4,596,200	10,514,103
4.00%, 4/28/51	HUF	508,080	1,207,949
7.00%, 10/24/35	HUF	348,510	1,206,527
			$ 25,649,674
India — 1.7%
India Government Bonds:
7.09%, 8/5/54	INR	856,570	$ 8,527,467
7.24%, 8/18/55	INR	6,949,020	70,418,011
			$ 78,945,478
Kazakhstan — 3.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	5,192,543	$ 9,204,921
5.50%, 9/20/28	KZT	71,033	122,914
5.50%, 4/24/32	KZT	3,697,769	4,993,321
7.22%, 12/10/28	KZT	2,465,180	4,378,332
7.68%, 8/13/29	KZT	3,204,733	5,568,685
8.44%, 5/10/31	KZT	1,355,849	2,227,930
8.66%, 4/4/33	KZT	7,655,649	11,890,357
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
10.55%, 7/28/29	KZT	3,752,504	$ 7,087,614
10.69%, 8/23/33	KZT	2,457,862	4,217,640
11.05%, 1/28/37	KZT	373,901	615,844
14.00%, 5/12/31	KZT	8,993,587	18,343,405
14.00%, 5/19/32	KZT	106,550	216,363
14.00%, 2/13/35	KZT	16,724,781	33,524,392
14.45%, 6/5/33	KZT	1,223,368	2,519,183
14.50%, 3/6/34	KZT	493,036	1,014,987
14.60%, 3/6/32	KZT	249,018	517,235
15.18%, 2/5/32	KZT	10,282,265	21,812,500
16.95%, 10/9/30	KZT	11,536,713	25,918,533
			$ 154,174,156
Kenya — 0.1%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(2)	USD	2,519	$ 2,406,325
8.70%, 2/26/39(2)	USD	2,010	1,899,464
8.80%, 10/9/38(2)	USD	1,769	1,687,179
			$ 5,992,968
Lebanon — 1.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(10)	USD	25,684	$ 6,549,420
6.00%, 1/27/23(2)(10)	USD	5,972	1,514,648
6.10%, 10/4/22(2)(10)	USD	30,372	7,686,546
6.15%, 6/19/20(2)(10)	USD	5,638	1,428,000
6.20%, 2/26/25(2)(10)	USD	3,285	836,433
6.25%, 5/27/22(2)(10)	USD	3,540	897,478
6.25%, 11/4/24(2)(10)	USD	4,142	1,049,220
6.25%, 6/12/25(2)(10)	USD	4,919	1,254,345
6.375%, 3/9/20(2)(10)	USD	598	151,931
6.40%, 5/26/23(2)(10)	USD	35,906	9,158,723
6.60%, 11/27/26(2)(10)	USD	4,324	1,097,974
6.65%, 4/22/24(2)(10)	USD	24,348	6,209,957
6.65%, 11/3/28(2)(10)	USD	3,432	874,288
6.65%, 2/26/30(2)(10)	USD	5,976	1,538,754
6.75%, 11/29/27(2)(10)	USD	10,444	2,675,419
6.85%, 3/23/27(2)(10)	USD	3,182	808,868
6.85%, 5/25/29(2)(10)	USD	22,923	5,881,541
7.00%, 12/3/24(2)(10)	USD	2,752	698,802
7.00%, 3/20/28(2)(10)	USD	10,018	2,565,498
7.00%, 4/22/31(2)(10)	USD	12,913	3,385,264
7.00%, 3/23/32(2)(10)	USD	4,000	1,049,440

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
7.05%, 11/2/35(2)(10)	USD	2,207	$ 578,097
7.25%, 3/23/37(2)(10)	USD	6,348	1,657,499
8.20%, 5/17/33(2)(10)	USD	2,206	581,838
8.25%, 4/12/21(2)(10)	USD	1,109	294,753
			$ 60,424,736
Mongolia — 0.4%
Mongolia Government International Bonds:
5.95%, 3/9/32(3)	USD	391	$ 394,614
6.625%, 2/25/30(3)	USD	2,000	2,059,773
6.625%, 2/25/30(2)	USD	16,771	17,272,224
7.875%, 6/5/29(2)	USD	1,100	1,171,046
			$ 20,897,657
Montenegro — 0.7%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)	EUR	28,410	$ 33,565,313
			$ 33,565,313
Mozambique — 0.0%†
Mozambique International Bonds, 9.00%, 9/15/31(2)	USD	1,293	$ 1,062,683
			$ 1,062,683
Nigeria — 0.4%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	22,702,008	$ 17,390,705
19.00%, 2/21/34	NGN	3,527,333	2,914,174
			$ 20,304,879
Paraguay — 0.5%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	107,944,000	$ 17,679,551
7.90%, 2/9/31(2)	PYG	21,714,000	3,556,416
8.50%, 3/4/35(3)	PYG	23,578,000	3,902,844
			$ 25,138,811
Poland — 2.1%
Republic of Poland Government Bonds, 2.00%, 8/25/36(17)	PLN	394,951	$ 99,996,814
			$ 99,996,814
Security	Principal Amount (000's omitted)		Value
Serbia — 0.4%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	138,250	$ 1,334,487
7.00%, 10/26/31	RSD	1,712,370	18,678,097
			$ 20,012,584
South Africa — 0.6%
Republic of South Africa Government Bonds, 8.75%, 1/31/44	ZAR	534,345	$ 30,269,949
			$ 30,269,949
Sri Lanka — 1.3%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	270,000	$ 767,589
9.00%, 11/1/33	LKR	1,271,000	3,598,908
9.75%, 7/1/30	LKR	4,717,000	14,624,956
10.25%, 9/15/34	LKR	2,519,000	7,582,119
10.35%, 10/15/29	LKR	614,000	1,949,712
11.00%, 10/15/28	LKR	3,065,400	9,880,192
11.00%, 9/15/29	LKR	215,000	694,757
11.00%, 12/15/29	LKR	3,834,000	12,387,039
11.00%, 5/15/30	LKR	309,000	999,234
11.00%, 10/15/30	LKR	1,296,000	4,189,076
11.25%, 3/15/31	LKR	423,000	1,377,752
11.50%, 12/15/32	LKR	1,444,000	4,676,212
			$ 62,727,546
Suriname — 1.2%
Suriname Government International Bonds:
7.70%, 11/6/30(3)	USD	10,980	$ 11,427,435
7.70%, 11/6/30(2)	USD	1,092	1,136,499
8.50%, 11/6/35(3)	USD	40,137	43,616,878
			$ 56,180,812
Tunisia — 0.1%
Tunisian Republic, 3.50%, 2/3/33	JPY	500,000	$ 2,589,698
			$ 2,589,698
Turkey — 0.7%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	1,191,270	$ 21,879,766
27.70%, 9/27/34	TRY	512,042	9,793,953
40.918%, 7/4/29(18)	TRY	119,021	2,639,365
			$ 34,313,084

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uganda — 2.0%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	837,900	$ 214,865
14.375%, 2/3/33	UGX	7,478,200	1,954,119
15.00%, 6/18/43	UGX	41,497,900	10,660,871
15.80%, 6/23/39	UGX	173,048,800	46,654,497
16.25%, 11/8/35	UGX	117,612,400	32,982,031
			$ 92,466,383
Ukraine — 1.1%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(2)(5)	USD	991	$ 506,361
0.00% to 2/1/27, 2/1/36(2)(5)	USD	5,785	2,958,587
4.00% to 2/1/27, 2/1/32(2)(5)	USD	4,505	3,459,256
4.50% to 2/1/27, 2/1/29(2)(5)	USD	3,111	2,430,054
4.50% to 2/1/27, 2/1/34(2)(5)	USD	23,388	14,375,611
4.50% to 2/1/27, 2/1/35(2)(5)	USD	32,512	19,683,444
4.50% to 2/1/27, 2/1/36(2)(5)	USD	11,960	7,110,813
			$ 50,524,126
Uzbekistan — 3.1%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 15,392,313
Republic of Uzbekistan Bonds:
12.25%, 4/13/29	UZS	264,747,500	22,467,904
12.25%, 4/13/29(2)	UZS	794,242,500	67,403,713
15.50%, 2/25/28(2)	UZS	162,000,000	14,583,080
16.25%, 10/12/26(2)	UZS	181,050,000	15,738,137
16.625%, 5/29/27(2)	UZS	90,000,000	7,992,462
			$ 143,577,609
Venezuela — 1.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(10)	USD	9,158	$ 3,972,066
7.00%, 12/1/18(2)(10)	USD	8,167	3,603,689
7.00%, 3/31/38(2)(10)	USD	809	382,252
7.65%, 4/21/25(2)(10)	USD	8,264	3,923,334
7.75%, 10/13/19(2)(10)	USD	11,689	5,373,972
8.25%, 10/13/24(2)(10)	USD	19,470	9,418,758
9.00%, 5/7/23(2)(10)	USD	10,494	5,286,252
9.25%, 9/15/27(10)	USD	1,630	860,232
9.25%, 5/7/28(2)(10)	USD	3,005	1,536,357
9.375%, 1/13/34(10)	USD	1,125	590,625
11.75%, 10/21/26(2)(10)	USD	4,611	2,638,359
11.95%, 8/5/31(2)(10)	USD	8,458	4,831,575
12.75%, 8/23/22(2)(10)	USD	14,242	8,131,954
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
13.625%, 8/15/18(2)(10)	USD	2,920	$ 1,657,100
			$ 52,206,525
Zambia — 2.2%
Zambia Government Bonds:
13.00%, 9/20/31(2)	ZMW	9,082	$ 455,428
13.00%, 6/26/33	ZMW	21,188	1,016,266
14.00%, 7/24/38	ZMW	7,101	328,103
14.50%, 2/16/28	ZMW	68,500	3,697,471
14.90%, 2/16/29	ZMW	77,893	4,233,508
14.98%, 2/16/31	ZMW	3,500	188,532
16.00%, 10/27/28	ZMW	39,221	2,179,355
16.00%, 11/24/28	ZMW	24,514	1,363,596
16.00%, 2/16/33	ZMW	76,417	4,145,825
16.10%, 1/26/31	ZMW	49,029	2,739,010
16.49%, 11/24/30	ZMW	56,382	3,191,109
16.60%, 2/16/36	ZMW	164,892	8,920,843
16.85%, 1/26/33	ZMW	67,916	3,773,882
16.95%, 12/22/32	ZMW	50,000	2,817,692
17.00%, 11/24/32	ZMW	66,188	3,697,489
17.19%, 1/26/36	ZMW	132,724	7,334,611
17.50%, 11/24/35	ZMW	78,444	4,387,449
17.50%, 12/22/35	ZMW	53,857	3,008,766
17.59%, 2/16/41	ZMW	495,643	26,726,643
18.49%, 5/27/32	ZMW	9,082	548,636
18.79%, 1/26/41	ZMW	49,028	2,783,058
18.99%, 10/27/40	ZMW	48,365	2,771,398
18.99%, 11/24/40	ZMW	73,542	4,216,507
19.00%, 6/23/35	ZMW	24,514	1,428,844
19.00%, 8/18/35	ZMW	24,514	1,439,617
19.00%, 9/29/35	ZMW	8,580	503,548
22.50%, 11/25/34	ZMW	22,063	1,539,920
22.80%, 2/17/40	ZMW	1,101	72,743
26.50%, 4/30/39	ZMW	2,967	237,576
Zambia Government International Bonds, 0.50%, 12/31/53(2)	USD	2,004	1,373,349
			$ 101,120,774
Total Sovereign Government Bonds (identified cost $1,994,004,480)			$2,119,349,257

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 1.5%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.4%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(18)	EUR	15,810	$ 19,010,009
			$ 19,010,009
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(18)	EUR	420	$ 492,933
			$ 492,933
Tanzania — 1.1%
Government of the United Republic of Tanzania:
Term Loan, 9.068%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(18)	USD	36,545	$ 36,317,045
Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(18)	USD	15,181	15,105,204
			$ 51,422,249
Total Sovereign Loans (identified cost $69,462,318)			$ 70,925,191

Short-Term Investments — 22.4%
Affiliated Fund — 15.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(19)	731,201,689	$ 731,201,689
Total Affiliated Fund (identified cost $731,201,689)		$ 731,201,689

Sovereign Government Securities — 6.2%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	578,910	$ 6,942,624
			$ 6,942,624
Kazakhstan — 1.0%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	22,321,303	$ 47,984,390
			$ 47,984,390
Security	Principal Amount (000's omitted)		Value
Nigeria — 5.1%
Nigeria OMO Bills:
0.00%, 5/19/26	NGN	13,044,798	$ 9,450,995
0.00%, 5/26/26	NGN	39,696,293	28,643,938
0.00%, 6/2/26	NGN	17,708,563	12,689,779
0.00%, 6/23/26	NGN	20,083,692	14,271,966
0.00%, 6/30/26	NGN	52,819,443	37,399,380
0.00%, 7/7/26	NGN	13,606,476	9,600,219
0.00%, 7/10/26	NGN	2,162,648	1,514,569
0.00%, 7/14/26	NGN	70,365,573	49,476,189
0.00%, 7/28/26	NGN	8,842,328	6,175,905
0.00%, 8/4/26	NGN	4,251,245	2,959,084
0.00%, 8/11/26	NGN	33,906,942	23,518,884
0.00%, 8/18/26	NGN	4,395,564	3,015,560
0.00%, 9/1/26(11)	NGN	4,522,788	3,105,111
0.00%, 9/8/26	NGN	16,548,917	11,303,574
0.00%, 9/22/26	NGN	8,195,270	5,521,833
0.00%, 1/12/27	NGN	12,733,413	8,255,587
0.00%, 1/19/27	NGN	17,591,214	11,375,163
			$ 238,277,736
Total Sovereign Government Securities (identified cost $280,923,242)			$ 293,204,750

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(20)	$1,700	$ 1,697,803
0.00%, 5/21/26(20)	6,684	6,670,435
0.00%, 6/18/26(20)	4,316	4,295,564
0.00%, 7/9/26(20)	8,890	8,828,680
0.00%, 7/16/26(20)	6,110	6,063,806
Total U.S. Treasury Obligations (identified cost $27,556,543)		$ 27,556,288
Total Short-Term Investments (identified cost $1,039,681,474)		$1,051,962,727

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Value
Total Purchased Options — 0.1% (identified cost $3,779,060)	$ 2,722,093
Total Investments — 96.0% (identified cost $4,348,694,700)	$4,504,852,737
Less Unfunded Loan Commitments — (1.3)%	$ (59,429,951)
Net Investments — 94.7% (identified cost $4,289,264,749)	$4,445,422,786
Total Written Options — (0.0)%† (premiums received $5,754,205)	$ (1,644,716)
Other Assets, Less Liabilities — 5.3%	$ 248,541,632
Net Assets — 100.0%	$4,692,319,702
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $1,134,719,286 or 24.2% of the Fund's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $460,425,038 or 9.8% of the Fund's net assets.
(4)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(5)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2026.
(10)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(11)	When-issued security.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $74,339,951.
(16)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(18)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	42,000,000	CNH	6.60	11/4/26	$ 107,814
Put USD vs. Call CNH	Barclays Bank PLC	USD	27,000,000	CNH	6.75	7/7/26	55,080
Put USD vs. Call CNH	Barclays Bank PLC	USD	39,000,000	CNH	6.60	11/4/26	100,113

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Citibank, N.A.	USD	40,300,000	CNH	6.72	7/16/26	$ 64,359
Put USD vs. Call CNH	Citibank, N.A.	USD	26,000,000	CNH	6.60	11/4/26	66,742
Put USD vs. Call CNH	Goldman Sachs International	USD	37,000,000	CNH	6.60	11/4/26	94,979
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	46,000,000	CNH	6.72	7/15/26	69,966
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	52,000,000	CNH	6.60	11/4/26	133,484
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	39,381
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	21,041
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	20,442
Put USD vs. Call KRW	Bank of America, N.A.	USD	19,200,000	KRW	1,440.00	9/8/26	151,258
Put USD vs. Call KRW	Barclays Bank PLC	USD	18,000,000	KRW	1,420.00	9/17/26	181,206
Put USD vs. Call KRW	Barclays Bank PLC	USD	17,000,000	KRW	1,425.00	10/1/26	205,258
Put USD vs. Call KRW	Citibank, N.A.	USD	12,000,000	KRW	1,440.00	9/10/26	95,100
Put USD vs. Call KRW	Citibank, N.A.	USD	18,000,000	KRW	1,420.00	9/22/26	186,786
Put USD vs. Call KRW	Goldman Sachs International	USD	32,000,000	KRW	1,440.00	8/4/26	225,088
Put USD vs. Call KRW	Goldman Sachs International	USD	850,000	KRW	1,440.00	8/7/26	6,064
Put USD vs. Call KRW	Goldman Sachs International	USD	18,000,000	KRW	1,420.00	9/21/26	184,608
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	33,000,000	KRW	1,440.00	8/6/26	234,465
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	16,700,000	KRW	1,440.00	8/6/26	118,653
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	13,000,000	KRW	1,440.00	9/8/26	102,414
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	17,000,000	KRW	1,420.00	9/28/26	181,934
Put USD vs. Call KRW	Standard Chartered Bank	USD	9,500,000	KRW	1,440.00	9/14/26	75,858
Total							$2,722,093
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,912,000	BRL	7.00	7/12/27	$ (741,307)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	6,328,000	BRL	7.00	7/14/27	(597,034)
Call USD vs. Put KRW	Barclays Bank PLC	USD	18,000,000	KRW	1,590.00	9/17/26	(78,012)
Call USD vs. Put KRW	Barclays Bank PLC	USD	17,000,000	KRW	1,610.00	10/1/26	(63,750)
Call USD vs. Put KRW	Citibank, N.A.	USD	18,000,000	KRW	1,630.00	9/22/26	(47,232)
Call USD vs. Put KRW	Goldman Sachs International	USD	18,000,000	KRW	1,600.00	9/21/26	(70,002)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	17,000,000	KRW	1,630.00	9/28/26	(47,379)
Total							$(1,644,716)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	22,191,781	USD	4,446,244	5/4/26	$ 35,315
USD	4,434,853	BRL	22,191,781	5/4/26	(46,706)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	64,808,219	USD	12,991,524	5/5/26	$ 96,286
BRL	50,500,000	USD	10,109,098	5/5/26	89,214
USD	23,113,418	BRL	115,308,219	5/5/26	(172,704)
PHP	27,828,841	USD	475,227	5/7/26	(22,539)
PHP	55,500,000	USD	968,306	5/7/26	(65,495)
PHP	277,471,159	USD	4,775,751	5/7/26	(262,167)
USD	3,898,911	PHP	218,300,000	5/7/26	347,855
USD	1,553,710	PHP	87,000,000	5/7/26	138,493
USD	991,904	PHP	55,500,000	5/7/26	89,093
PHP	137,637,100	USD	2,390,031	5/12/26	(151,078)
PHP	186,988,400	USD	3,202,459	5/12/26	(160,705)
PHP	310,839,500	USD	5,315,313	5/12/26	(258,864)
PHP	324,571,000	USD	5,542,064	5/12/26	(262,244)
PHP	351,600,000	USD	6,009,743	5/12/26	(290,240)
PHP	282,730,260	USD	4,895,338	5/12/26	(296,144)
PHP	282,776,900	USD	4,910,174	5/12/26	(310,221)
PHP	281,886,900	USD	4,906,861	5/12/26	(321,386)
PHP	380,397,162	USD	6,631,750	5/12/26	(443,801)
PHP	389,490,000	USD	6,783,767	5/12/26	(447,905)
PHP	459,810,000	USD	8,041,448	5/12/26	(561,685)
PHP	511,656,600	USD	8,918,539	5/12/26	(595,384)
PHP	765,062,600	USD	13,080,229	5/12/26	(634,899)
PHP	1,001,000,000	USD	17,155,099	5/12/26	(871,758)
PHP	914,031,900	USD	15,898,972	5/12/26	(1,030,348)
USD	14,789,736	PHP	830,000,000	5/12/26	1,288,065
USD	10,850,231	PHP	610,000,000	5/12/26	927,316
USD	10,639,241	PHP	600,000,000	5/12/26	878,997
USD	9,976,839	PHP	560,000,000	5/12/26	867,278
USD	9,795,191	PHP	550,000,000	5/12/26	848,301
USD	8,878,787	PHP	500,000,000	5/12/26	745,250
USD	8,861,792	PHP	500,000,000	5/12/26	728,255
USD	8,193,926	PHP	461,400,000	5/12/26	688,299
USD	5,829,916	PHP	327,000,000	5/12/26	510,583
USD	5,321,130	PHP	300,000,000	5/12/26	441,008
USD	5,320,375	PHP	300,000,000	5/12/26	440,253
USD	4,952,956	PHP	278,000,000	5/12/26	430,709
USD	3,356,678	PHP	187,400,000	5/12/26	308,229
USD	3,505,778	PHP	197,200,000	5/12/26	297,911
USD	2,542,752	PHP	142,000,000	5/12/26	232,828
USD	2,529,841	PHP	142,000,000	5/12/26	219,917
USD	1,532,553	PHP	85,400,000	5/12/26	143,345
BRL	172,000,000	USD	34,158,364	6/2/26	325,821
BRL	115,308,219	USD	22,952,162	6/2/26	165,919
BRL	36,444,444	USD	7,244,077	6/2/26	62,649

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	4,555,556	USD	903,912	6/2/26	$ 9,428
BRL	22,191,781	USD	4,400,206	6/3/26	47,880
EUR	23,507,347	USD	27,476,915	6/17/26	167,147
EUR	7,261,032	USD	8,403,573	6/17/26	135,222
EUR	4,918,000	USD	5,691,859	6/17/26	91,588
EUR	9,594,929	USD	11,215,176	6/17/26	68,224
EUR	3,189,300	USD	3,691,144	6/17/26	59,394
EUR	3,019,520	USD	3,494,648	6/17/26	56,233
EUR	1,237,218	USD	1,431,897	6/17/26	23,041
EUR	3,212,511	USD	3,754,992	6/17/26	22,842
EUR	1,586,618	USD	1,854,542	6/17/26	11,282
EUR	288,166	USD	333,509	6/17/26	5,367
IDR	18,270,486,000	USD	1,050,511	6/17/26	3,464
IDR	10,349,661,600	USD	594,552	6/17/26	2,492
IDR	9,951,333,120	USD	571,850	6/17/26	2,216
IDR	11,812,840,000	USD	679,351	6/17/26	2,100
IDR	18,246,110,000	USD	1,051,511	6/17/26	1,058
IDR	10,950,457,000	USD	630,670	6/17/26	1,032
IDR	13,760,279,000	USD	792,803	6/17/26	991
IDR	18,251,735,000	USD	1,052,003	6/17/26	890
IDR	11,146,736,000	USD	646,356	6/17/26	(3,331)
IDR	18,379,055,000	USD	1,063,695	6/17/26	(3,457)
IDR	18,127,309,000	USD	1,050,554	6/17/26	(4,838)
IDR	36,889,367,000	USD	2,135,543	6/17/26	(7,495)
IDR	36,590,537,000	USD	2,122,039	6/17/26	(11,230)
INR	433,575,882	USD	4,615,283	6/17/26	(70,766)
INR	765,000,000	USD	8,146,965	6/17/26	(128,631)
INR	1,148,000,000	USD	12,223,169	6/17/26	(190,427)
TWD	1,222,000,000	USD	38,502,135	6/17/26	115,374
TWD	408,000,000	USD	12,798,202	6/17/26	95,369
TWD	244,410,000	USD	7,660,075	6/17/26	63,743
TWD	406,000,000	USD	12,802,625	6/17/26	27,742
USD	3,290,086	COP	12,337,000,000	6/17/26	(67,752)
USD	5,187,389	COP	19,365,561,980	6/17/26	(83,456)
USD	5,403,246	COP	20,223,000,000	6/17/26	(100,974)
USD	11,641,377	COP	43,271,000,000	6/17/26	(135,961)
USD	10,849,369	COP	40,967,216,530	6/17/26	(300,934)
USD	17,800,725	COP	67,005,487,933	6/17/26	(436,577)
USD	11,618,783	COP	44,574,300,000	6/17/26	(513,282)
USD	11,638,601	COP	44,725,981,218	6/17/26	(534,748)
USD	10,205,092	COP	39,563,100,000	6/17/26	(563,044)
USD	24,703,169	COP	93,168,000,000	6/17/26	(654,947)
USD	156,422	EUR	135,155	6/17/26	(2,517)
USD	420,602	EUR	363,418	6/17/26	(6,768)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,122,521	EUR	969,905	6/17/26	$ (18,063)
USD	7,272,266	EUR	6,221,647	6/17/26	(44,239)
USD	7,100,527	EUR	6,135,147	6/17/26	(114,255)
USD	10,361,789	EUR	8,953,011	6/17/26	(166,732)
USD	13,645,541	EUR	11,790,308	6/17/26	(219,571)
USD	16,727,264	EUR	14,453,043	6/17/26	(269,159)
USD	24,396,989	EUR	21,080,000	6/17/26	(392,574)
USD	75,257,760	EUR	64,385,331	6/17/26	(457,808)
USD	29,429,154	EUR	25,427,998	6/17/26	(473,546)
USD	32,406,904	EUR	28,000,896	6/17/26	(521,462)
USD	33,447,484	EUR	28,900,000	6/17/26	(538,206)
USD	39,047,694	EUR	33,738,811	6/17/26	(628,319)
USD	58,661,113	EUR	50,685,611	6/17/26	(943,920)
USD	80,168,099	EUR	69,268,530	6/17/26	(1,289,990)
USD	95,223,401	EUR	82,276,929	6/17/26	(1,532,246)
USD	2,209,148	IDR	37,811,785,394	6/17/26	27,889
USD	2,139,393	IDR	36,692,516,000	6/17/26	22,701
USD	2,138,055	IDR	36,674,059,000	6/17/26	22,428
USD	1,933,391	IDR	33,128,268,900	6/17/26	22,311
USD	1,552,451	IDR	26,643,156,741	6/17/26	15,479
USD	1,386,037	IDR	23,770,535,791	6/17/26	14,779
USD	1,110,337	IDR	19,016,634,697	6/17/26	13,319
USD	1,107,363	IDR	18,988,949,197	6/17/26	11,942
USD	21,231,765	INR	1,976,000,000	6/17/26	520,356
USD	15,890,693	INR	1,478,916,634	6/17/26	389,455
USD	11,703,262	INR	1,098,000,000	6/17/26	194,594
USD	10,970,197	INR	1,038,000,000	6/17/26	90,418
USD	11,662,475	INR	1,104,700,000	6/17/26	83,582
USD	6,268,921	INR	591,000,000	6/17/26	74,365
USD	2,920,461	INR	274,000,000	6/17/26	48,535
USD	3,775,198	INR	356,000,000	6/17/26	43,790
USD	2,674,271	INR	252,000,000	6/17/26	32,937
USD	2,673,343	INR	252,000,000	6/17/26	32,009
USD	2,906,645	INR	275,000,000	6/17/26	24,237
USD	2,990,734	INR	283,300,000	6/17/26	21,330
USD	2,892,187	INR	274,000,000	6/17/26	20,261
USD	2,891,424	INR	274,000,000	6/17/26	19,498
USD	2,894,297	INR	274,500,000	6/17/26	17,130
USD	2,898,673	INR	275,000,000	6/17/26	16,265
USD	2,887,654	INR	274,000,000	6/17/26	15,728
USD	2,892,866	INR	274,500,000	6/17/26	15,699
USD	2,171,802	INR	206,000,000	6/17/26	12,617
USD	37,607	INR	3,500,000	6/17/26	922
USD	2,865,389	PEN	9,922,544	6/17/26	44,445

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	10,953,796	COP	41,298,000,000	6/18/26	$ (284,245)
TWD	166,130,000	USD	5,183,463	7/8/26	63,852
TWD	138,414,000	USD	4,315,996	7/8/26	55,893
TWD	138,445,000	USD	4,318,660	7/8/26	54,208
TWD	111,500,000	USD	3,480,568	7/8/26	41,226
TWD	110,760,000	USD	3,457,458	7/8/26	40,963
TWD	110,570,000	USD	3,454,125	7/8/26	38,294
TWD	55,290,000	USD	1,724,098	7/8/26	22,270
TWD	109,451,000	USD	3,438,914	7/8/26	18,161
TWD	86,390,000	USD	2,717,231	7/8/26	11,449
TWD	92,510,100	USD	2,923,834	7/8/26	(1,847)
TWD	73,522,900	USD	2,324,688	7/8/26	(2,423)
TWD	91,852,300	USD	2,905,155	7/8/26	(3,946)
TWD	90,931,500	USD	2,878,581	7/8/26	(6,455)
TWD	104,972,500	USD	3,322,966	7/8/26	(7,347)
TWD	114,657,500	USD	3,628,976	7/8/26	(7,451)
TWD	136,458,100	USD	4,317,748	7/8/26	(7,637)
TWD	74,545,700	USD	2,363,304	7/8/26	(8,734)
TWD	117,133,900	USD	3,708,529	7/8/26	(8,785)
TWD	81,415,500	USD	2,580,523	7/8/26	(8,966)
USD	21,764,500	BRL	111,900,000	10/2/26	(34,084)
USD	32,679,103	BRL	168,000,000	10/2/26	(47,994)
USD	43,578,919	BRL	224,000,000	10/2/26	(57,211)
TWD	70,358,000	USD	2,204,198	10/8/26	16,144
TWD	82,590,000	USD	2,591,872	10/8/26	14,485
TWD	52,168,000	USD	1,634,899	10/8/26	11,407
TWD	52,200,000	USD	1,637,903	10/8/26	9,413
TWD	78,000,000	USD	2,470,845	10/8/26	(9,339)
TWD	80,510,000	USD	2,553,627	10/8/26	(12,911)
TWD	110,600,000	USD	3,505,547	10/8/26	(15,257)
TWD	136,070,000	USD	4,314,232	10/8/26	(20,166)
TWD	128,421,663	USD	4,069,397	10/22/26	(17,085)
TWD	236,032,337	USD	7,474,345	10/22/26	(26,405)
					$(4,597,692)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,770,079,905	USD	3,822,324	Deutsche Bank AG	5/4/26	$ —	$ (1,609)
KZT	492,299,873	USD	1,070,976	Deutsche Bank AG	5/4/26	—	(8,348)
KZT	1,277,780,032	USD	2,287,878	ICBC Standard Bank plc	5/4/26	470,208	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	2,122,018,000	USD	588,632	Citibank, N.A.	5/4/26	$ —	$ (25,211)
UGX	16,070,014,000	USD	4,317,018	Citibank, N.A.	5/4/26	—	(50,239)
UGX	9,596,505,000	USD	2,591,899	Deutsche Bank AG	5/4/26	—	(43,913)
UGX	18,829,112,000	USD	5,054,836	Standard Chartered Bank	5/4/26	—	(55,483)
UGX	23,908,263,000	USD	6,659,683	Standard Chartered Bank	5/4/26	—	(311,756)
USD	5,438,621	EGP	288,518,837	Citibank, N.A.	5/4/26	57,815	—
USD	794,244	IDR	13,760,279,000	BNP Paribas	5/4/26	—	(688)
USD	1,052,984	IDR	18,246,110,000	HSBC Bank USA, N.A.	5/4/26	—	(1,095)
USD	1,052,883	IDR	18,251,735,000	Standard Chartered Bank	5/4/26	—	(1,521)
USD	1,052,933	IDR	18,270,486,000	Standard Chartered Bank	5/4/26	—	(2,555)
USD	1,063,076	KZT	492,299,873	Deutsche Bank AG	5/4/26	447	—
USD	3,455,163	KZT	1,770,079,905	Deutsche Bank AG	5/4/26	—	(365,552)
USD	4,384,724	UGX	16,070,014,000	Citibank, N.A.	5/4/26	117,945	—
USD	570,055	UGX	2,122,018,000	Citibank, N.A.	5/4/26	6,634	—
USD	2,577,987	UGX	9,596,505,000	Deutsche Bank AG	5/4/26	30,001	—
USD	3,879,897	UGX	13,987,027,000	Standard Chartered Bank	5/4/26	166,175	—
USD	2,586,598	UGX	9,311,752,000	Standard Chartered Bank	5/4/26	114,217	—
USD	1,242,572	UGX	4,634,792,484	Standard Chartered Bank	5/4/26	11,979	—
USD	857,445	UGX	3,211,758,241	Standard Chartered Bank	5/4/26	4,685	—
USD	5,373,121	EGP	288,550,006	Citibank, N.A.	5/5/26	—	(5,341)
USD	1,162,199	IDR	20,216,449,000	HSBC Bank USA, N.A.	5/5/26	—	(5,707)
USD	531,324	ZMW	10,095,165	Citibank, N.A.	5/5/26	—	(9,247)
EUR	37,212,372	USD	43,590,253	Citibank, N.A.	5/8/26	90,159	—
EUR	1,734,328	USD	2,031,577	Citibank, N.A.	5/8/26	4,202	—
EUR	302,555	USD	354,411	Citibank, N.A.	5/8/26	733	—
EUR	37,014,710	USD	43,564,155	Citibank, N.A.	5/8/26	—	(115,762)
EUR	7,408,147	USD	8,663,075	Deutsche Bank AG	5/8/26	32,713	—
EUR	31,499,025	USD	37,020,231	HSBC Bank USA, N.A.	5/8/26	—	(46,227)
EUR	5,071,174	USD	5,931,740	JPMorgan Chase Bank, N.A.	5/8/26	20,876	—
EUR	9,524,621	USD	11,158,982	Standard Chartered Bank	5/8/26	21,153	—
EUR	3,658,325	USD	4,308,175	Standard Chartered Bank	5/8/26	—	(13,981)
EUR	17,390,056	USD	20,479,156	Standard Chartered Bank	5/8/26	—	(66,461)
EUR	11,420,342	USD	13,374,182	State Street Bank and Trust Company	5/8/26	31,178	—
EUR	16,160,638	USD	18,942,232	UBS AG	5/8/26	27,356	—
USD	704,259	EUR	607,500	Bank of America, N.A.	5/8/26	—	(8,833)
USD	5,362,865	EUR	4,579,505	Bank of America, N.A.	5/8/26	—	(12,624)
USD	5,339,134	EUR	4,557,942	Citibank, N.A.	5/8/26	—	(11,043)
USD	6,700,359	EUR	5,720,000	Citibank, N.A.	5/8/26	—	(13,859)
USD	16,621,931	EUR	14,189,903	Citibank, N.A.	5/8/26	—	(34,380)
USD	11,800,535	EUR	10,053,089	HSBC Bank USA, N.A.	5/8/26	76	—
USD	9,292,961	EUR	7,944,078	UBS AG	5/8/26	—	(31,910)
USD	2,428,025	VND	64,027,010,200	Citibank, N.A.	5/8/26	—	(825)
VND	64,027,010,200	USD	2,439,310	Citibank, N.A.	5/8/26	—	(10,460)
TRY	23,967,753	USD	526,248	Standard Chartered Bank	5/12/26	510	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,554,836	TRY	846,404,178	Standard Chartered Bank	5/12/26	$ —	$ (47,225)
USD	4,194,952	KZT	2,012,528,000	Deutsche Bank AG	5/13/26	—	(135,158)
USD	4,194,952	KZT	2,012,528,000	Deutsche Bank AG	5/13/26	—	(135,158)
USD	8,389,903	KZT	4,016,666,000	Deutsche Bank AG	5/13/26	—	(252,264)
USD	9,392,081	KZT	4,520,126,642	Deutsche Bank AG	5/13/26	—	(333,321)
USD	1,293,299	UGX	4,811,072,000	Citibank, N.A.	5/13/26	17,859	—
USD	504,394	UGX	1,878,208,352	Citibank, N.A.	5/13/26	6,472	—
TRY	60,889,597	USD	1,302,517	Standard Chartered Bank	5/18/26	28,152	—
USD	1,290,912	TRY	60,889,597	Standard Chartered Bank	5/18/26	—	(39,757)
TRY	3,251,576,987	USD	69,297,309	Standard Chartered Bank	5/20/26	1,628,715	—
USD	4,785,021	TRY	224,806,876	Standard Chartered Bank	5/20/26	—	(118,648)
USD	9,495,732	TRY	445,875,657	Standard Chartered Bank	5/20/26	—	(230,068)
USD	23,034,720	TRY	1,085,404,678	Standard Chartered Bank	5/20/26	—	(641,004)
USD	31,871,230	TRY	1,495,489,777	Standard Chartered Bank	5/20/26	—	(749,601)
VND	45,013,588,000	USD	1,716,569	Goldman Sachs International	5/26/26	—	(11,423)
KZT	1,811,345,612	USD	3,517,176	Bank of America, N.A.	6/8/26	339,880	—
KZT	916,150,660	USD	1,763,524	Bank of America, N.A.	6/8/26	187,315	—
KZT	915,256,645	USD	1,763,500	Bank of America, N.A.	6/8/26	185,435	—
KZT	780,117,360	USD	1,510,392	Bank of America, N.A.	6/8/26	150,780	—
KZT	6,526,415,359	USD	12,210,319	Deutsche Bank AG	6/8/26	1,686,944	—
USD	1,056,723	KZT	492,299,873	Deutsche Bank AG	6/8/26	8,426	—
USD	451,429	KZT	213,221,852	Deutsche Bank AG	6/8/26	—	(2,602)
USD	1,776,352	KZT	851,565,313	Deutsche Bank AG	6/8/26	—	(36,960)
USD	2,655,409	KZT	1,289,400,459	Deutsche Bank AG	6/8/26	—	(90,223)
USD	6,424,273	KZT	3,319,100,780	Deutsche Bank AG	6/8/26	—	(643,376)
USD	24,284,620	KZT	12,591,575,591	Deutsche Bank AG	6/8/26	—	(2,527,715)
KZT	3,593,797,000	USD	7,081,373	Deutsche Bank AG	6/11/26	562,117	—
KZT	3,581,404,000	USD	7,081,372	Deutsche Bank AG	6/11/26	535,760	—
KZT	3,574,677,000	USD	7,081,373	Deutsche Bank AG	6/11/26	521,452	—
USD	2,855,061	KZT	1,339,426,207	Deutsche Bank AG	6/11/26	6,294	—
USD	779,531	KZT	378,398,261	Deutsche Bank AG	6/11/26	—	(25,268)
USD	4,194,950	KZT	2,043,570,000	Deutsche Bank AG	6/11/26	—	(151,430)
USD	8,389,901	KZT	4,077,492,000	Deutsche Bank AG	6/11/26	—	(282,339)
KZT	1,842,182,721	USD	3,639,958	Deutsche Bank AG	6/12/26	276,549	—
KZT	1,841,818,725	USD	3,639,958	Deutsche Bank AG	6/12/26	275,775	—
KZT	1,839,634,751	USD	3,639,958	Deutsche Bank AG	6/12/26	271,132	—
KZT	1,841,818,725	USD	3,639,958	Deutsche Bank AG	6/15/26	271,129	—
KZT	736,581,892	USD	1,455,983	Deutsche Bank AG	6/15/26	108,142	—
MYR	184,850,500	USD	47,208,729	Barclays Bank PLC	6/16/26	—	(585,329)
MYR	100,000,000	USD	25,523,226	Goldman Sachs International	6/16/26	—	(301,006)
EUR	5,617,572	HUF	2,221,124,525	Bank of America, N.A.	6/17/26	—	(533,922)
EUR	4,542,693	HUF	1,751,743,263	Goldman Sachs International	6/17/26	—	(289,076)
EUR	9,981,193	HUF	3,780,446,916	Goldman Sachs International	6/17/26	—	(415,024)
EUR	23,878,991	HUF	9,527,240,000	Goldman Sachs International	6/17/26	—	(2,545,253)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,620,052	HUF	633,387,831	HSBC Bank USA, N.A.	6/17/26	$ —	$ (130,954)
EUR	7,889,394	HUF	2,902,638,301	JPMorgan Chase Bank, N.A.	6/17/26	—	(53,117)
EUR	602,821	HUF	231,747,745	UBS AG	6/17/26	—	(36,076)
EUR	642,681	HUF	251,748,330	UBS AG	6/17/26	—	(53,495)
EUR	6,168,671	HUF	2,422,667,965	UBS AG	6/17/26	—	(533,727)
EUR	85,767,247	PLN	365,733,498	UBS AG	6/17/26	—	(29,400)
HUF	6,305,609,804	EUR	16,521,104	Barclays Bank PLC	6/17/26	841,663	—
HUF	2,655,251,919	EUR	6,891,590	Goldman Sachs International	6/17/26	431,258	—
HUF	2,680,904,618	EUR	7,366,331	Goldman Sachs International	6/17/26	—	(44,561)
HUF	5,871,378,944	EUR	15,988,941	HSBC Bank USA, N.A.	6/17/26	71,591	—
HUF	3,750,533,061	EUR	10,223,545	HSBC Bank USA, N.A.	6/17/26	33,863	—
HUF	38,751,444,102	EUR	97,859,653	JPMorgan Chase Bank, N.A.	6/17/26	9,490,229	—
HUF	3,000,280,663	EUR	7,576,658	JPMorgan Chase Bank, N.A.	6/17/26	734,769	—
HUF	7,750,650,141	EUR	21,115,367	Standard Chartered Bank	6/17/26	84,164	—
HUF	19,304,838,137	EUR	49,873,586	UBS AG	6/17/26	3,407,413	—
KZT	3,645,417,893	USD	7,279,916	Deutsche Bank AG	6/17/26	454,980	—
MXN	7,000,000	USD	390,815	BNP Paribas	6/17/26	8,466	—
MXN	935,224,000	USD	53,359,046	Goldman Sachs International	6/17/26	—	(13,711)
USD	14,941,609	INR	1,401,000,000	Barclays Bank PLC	6/17/26	257,053	—
USD	4,617,553	JPY	725,383,891	UBS AG	6/17/26	—	(31,866)
USD	127,889,637	MXN	2,290,669,663	BNP Paribas	6/17/26	—	(2,770,547)
USD	21,990,899	ZAR	370,522,460	Barclays Bank PLC	6/17/26	—	(180,705)
USD	14,109,307	ZAR	234,460,000	Goldman Sachs International	6/17/26	79,512	—
VND	64,576,121,310	USD	2,421,892	Citibank, N.A.	6/17/26	19,868	—
ZAR	199,316,670	USD	12,129,558	Goldman Sachs International	6/17/26	—	(202,696)
KZT	2,456,950,000	USD	4,515,207	Deutsche Bank AG	6/22/26	687,701	—
USD	6,424,273	KZT	3,335,803,891	Deutsche Bank AG	6/22/26	—	(639,722)
EGP	200,986,082	USD	4,007,898	Bank of America, N.A.	6/24/26	—	(354,298)
USD	4,015,706	EGP	200,986,082	Standard Chartered Bank	6/24/26	362,106	—
EGP	365,675,542	USD	7,209,691	Bank of America, N.A.	6/29/26	—	(576,953)
USD	7,219,655	EGP	365,675,542	JPMorgan Chase Bank, N.A.	6/29/26	586,917	—
USD	4,229,690	NGN	5,980,782,000	Standard Chartered Bank	6/30/26	—	(26,972)
ZMW	17,261,663	USD	754,779	Standard Chartered Bank	6/30/26	165,735	—
USD	2,114,845	NGN	3,017,884,000	Standard Chartered Bank	7/2/26	—	(31,673)
USD	4,229,691	NGN	6,082,295,000	Standard Chartered Bank	7/2/26	—	(96,440)
VND	31,880,493,370	USD	1,197,389	Goldman Sachs International	7/10/26	5,760	—
VND	154,327,129,655	USD	5,769,239	Citibank, N.A.	7/13/26	53,543	—
VND	60,918,610,000	USD	2,276,480	Standard Chartered Bank	7/13/26	21,986	—
KZT	3,637,798,000	USD	6,781,930	Standard Chartered Bank	7/21/26	838,322	—
USD	6,709,862	KZT	3,569,646,675	Deutsche Bank AG	7/21/26	—	(767,630)
USD	128,645	KZT	68,151,325	Standard Chartered Bank	7/21/26	—	(14,115)
KZT	2,906,076,000	USD	5,426,046	Deutsche Bank AG	7/22/26	659,283	—
USD	6,709,862	KZT	3,568,975,689	Deutsche Bank AG	7/22/26	—	(763,580)
VND	91,273,047,465	USD	3,429,384	JPMorgan Chase Bank, N.A.	7/22/26	11,836	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	2,456,950,000	USD	4,599,738	ICBC Standard Bank plc	7/23/26	$ 543,300	$ —
USD	4,634,319	KZT	2,456,950,000	Standard Chartered Bank	7/23/26	—	(508,720)
UGX	9,263,653,000	USD	2,493,601	Standard Chartered Bank	7/24/26	—	(76,381)
USD	2,586,598	UGX	9,505,747,000	Standard Chartered Bank	7/24/26	106,207	—
KZT	4,753,000,000	USD	8,933,975	Deutsche Bank AG	7/27/26	1,001,240	—
USD	6,709,862	KZT	3,571,995,127	Deutsche Bank AG	7/27/26	—	(756,694)
USD	2,716,139	UGX	9,886,747,000	ICBC Standard Bank plc	7/27/26	138,123	—
TRY	1,247,534,553	USD	25,290,286	Standard Chartered Bank	7/28/26	223,187	—
UGX	4,774,110,000	USD	1,272,767	Standard Chartered Bank	7/28/26	—	(28,183)
UGX	4,754,718,000	USD	1,270,815	Standard Chartered Bank	7/28/26	—	(31,287)
USD	25,130,678	TRY	1,247,534,553	Standard Chartered Bank	7/28/26	—	(382,795)
USD	2,586,598	UGX	9,479,880,000	Standard Chartered Bank	7/28/26	115,246	—
KZT	6,695,391,064	USD	12,560,390	Deutsche Bank AG	7/29/26	1,425,134	—
USD	7,334,934	KZT	3,897,375,019	Standard Chartered Bank	7/29/26	—	(806,014)
KZT	3,418,041,000	USD	6,446,501	ICBC Standard Bank plc	8/3/26	680,624	—
KZT	3,400,592,000	USD	5,910,167	Deutsche Bank AG	8/7/26	1,170,577	—
KZT	3,402,777,000	USD	5,910,842	Deutsche Bank AG	8/10/26	1,166,955	—
VND	64,027,010,200	USD	2,394,428	Citibank, N.A.	8/12/26	14,963	—
EUR	61,628,104	PLN	268,790,974	Barclays Bank PLC	9/2/26	—	(1,418,632)
PLN	45,000,000	EUR	10,420,526	Barclays Bank PLC	9/2/26	116,044	—
PLN	223,790,974	EUR	52,685,832	Barclays Bank PLC	9/2/26	—	(441,009)
EUR	63,191,767	PLN	276,287,045	Barclays Bank PLC	9/4/26	—	(1,634,313)
KZT	954,629,060	USD	1,788,030	Bank of America, N.A.	9/4/26	180,249	—
KZT	953,466,840	USD	1,788,030	Bank of America, N.A.	9/4/26	177,853	—
PLN	138,143,523	EUR	31,983,590	Barclays Bank PLC	9/4/26	359,827	—
PLN	138,143,522	EUR	32,515,069	Barclays Bank PLC	9/4/26	—	(267,094)
EUR	126,370,933	PLN	550,345,412	Barclays Bank PLC	9/8/26	—	(2,642,114)
KZT	950,033,823	USD	1,782,762	Bank of America, N.A.	9/8/26	173,307	—
PLN	275,172,706	EUR	63,694,437	Barclays Bank PLC	9/8/26	720,605	—
PLN	275,172,706	EUR	64,756,423	Barclays Bank PLC	9/8/26	—	(532,259)
EUR	92,728,546	PLN	403,740,091	Barclays Bank PLC	9/9/26	—	(1,908,229)
PLN	201,870,046	EUR	46,724,851	Barclays Bank PLC	9/9/26	528,712	—
PLN	201,870,045	EUR	47,510,013	Barclays Bank PLC	9/9/26	—	(397,603)
KZT	3,820,135,874	USD	7,279,916	Deutsche Bank AG	9/14/26	569,099	—
KZT	3,254,026,390	USD	6,224,228	Deutsche Bank AG	9/14/26	461,634	—
USD	1,292,210	EGP	77,468,000	Deutsche Bank AG	9/15/26	—	(71,033)
USD	15,047,804	EGP	904,373,000	Goldman Sachs International	9/15/26	—	(866,906)
KZT	3,804,120,059	USD	7,279,916	Deutsche Bank AG	9/16/26	530,750	—
KZT	1,898,966,065	USD	3,639,958	Deutsche Bank AG	9/16/26	259,022	—
MNT	4,897,171,800	USD	1,278,635	JPMorgan Chase Bank, N.A.	9/28/26	60,631	—
MNT	5,045,751,000	USD	1,315,025	JPMorgan Chase Bank, N.A.	10/5/26	63,513	—
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	564,875	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	310,622	—
RUB	289,314,000	USD	3,611,459	Deutsche Bank AG	10/14/26	21,591	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	6,437,211,000	USD	10,539,846	Deutsche Bank AG	10/15/26	$ 2,545,003	$ —
USD	2,586,598	UGX	9,544,545,000	Standard Chartered Bank	10/20/26	145,453	—
USD	611,831	UGX	2,327,314,763	Standard Chartered Bank	10/20/26	16,590	—
USD	2,586,598	UGX	9,622,143,000	Standard Chartered Bank	10/21/26	126,160	—
KZT	6,374,281,000	USD	10,458,213	Deutsche Bank AG	10/23/26	2,463,090	—
USD	2,586,598	UGX	9,609,210,000	Standard Chartered Bank	10/23/26	130,572	—
KZT	9,745,529,000	USD	16,105,650	Deutsche Bank AG	10/27/26	3,622,384	—
KZT	1,020,044,000	USD	1,867,357	Bank of America, N.A.	11/2/26	193,290	—
KZT	3,493,497,299	USD	5,910,843	Deutsche Bank AG	11/3/26	1,144,150	—
UGX	20,013,098,000	USD	5,430,963	Standard Chartered Bank	11/3/26	—	(328,418)
USD	5,173,195	UGX	19,270,153,000	Standard Chartered Bank	11/3/26	260,072	—
USD	1,293,299	UGX	4,817,538,000	Standard Chartered Bank	11/6/26	65,864	—
ZMW	30,455,000	USD	1,254,851	Standard Chartered Bank	11/6/26	348,896	—
UGX	13,331,209,638	USD	3,598,167	Standard Chartered Bank	11/10/26	—	(204,846)
USD	2,586,598	UGX	9,660,942,000	Standard Chartered Bank	11/10/26	127,505	—
USD	2,586,598	UGX	9,666,115,000	Standard Chartered Bank	11/10/26	126,188	—
KES	274,600,000	USD	2,072,453	Standard Chartered Bank	11/12/26	—	(37,606)
USD	1,982,671	KES	274,600,000	Standard Chartered Bank	11/12/26	—	(52,175)
USD	2,586,598	UGX	9,712,674,000	Standard Chartered Bank	11/12/26	115,525	—
USD	1,293,299	UGX	4,927,469,000	Standard Chartered Bank	11/13/26	39,967	—
USD	2,586,598	UGX	10,087,731,000	Bank of America, N.A.	11/16/26	22,569	—
TRY	1,502,168,188	USD	27,181,402	Standard Chartered Bank	11/19/26	502,361	—
USD	27,371,650	TRY	1,502,168,188	Standard Chartered Bank	11/19/26	—	(312,113)
KZT	1,961,027,348	USD	3,639,958	Deutsche Bank AG	12/14/26	267,580	—
KZT	1,892,778,136	USD	3,506,768	Deutsche Bank AG	12/14/26	264,777	—
KZT	1,647,958,423	USD	3,062,266	Deutsche Bank AG	12/14/26	221,452	—
NGN	5,320,944,000	USD	3,586,347	JPMorgan Chase Bank, N.A.	12/16/26	15,128	—
KZT	2,798,173,998	USD	5,264,674	Deutsche Bank AG	12/17/26	305,550	—
JPY	95,799,780	USD	644,050	Deutsche Bank AG	1/7/27	—	(20,019)
JPY	94,410,945	USD	667,561	Deutsche Bank AG	1/7/27	—	(52,577)
JPY	170,373,000	USD	1,090,802	JPMorgan Chase Bank, N.A.	1/7/27	18,992	—
USD	1,265,121	JPY	182,244,054	Standard Chartered Bank	1/7/27	78,000	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	62,053	—
RUB	389,223,000	USD	4,709,691	ICBC Standard Bank plc	1/13/27	11,740	—
NGN	3,415,450,000	USD	2,128,006	Standard Chartered Bank	1/21/27	160,703	—
USD	5,069,399	EUR	4,172,926	State Street Bank and Trust Company	1/25/27	124,682	—
KES	697,380,000	USD	5,181,129	Citibank, N.A.	2/3/27	—	(99,592)
USD	2,072,454	KES	292,216,000	Citibank, N.A.	2/3/27	—	(56,811)
USD	901,896	KES	121,756,000	JPMorgan Chase Bank, N.A.	2/3/27	14,708	—
USD	2,072,453	KES	283,408,000	JPMorgan Chase Bank, N.A.	2/3/27	7,369	—
UZS	41,193,862,000	USD	3,168,759	Deutsche Bank AG	2/11/27	87,236	—
KES	278,227,000	USD	2,072,454	Standard Chartered Bank	2/18/27	—	(51,088)
USD	2,063,982	KES	278,227,000	Standard Chartered Bank	2/18/27	42,615	—
KES	277,709,000	USD	2,072,455	Standard Chartered Bank	2/24/27	—	(57,224)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,030,763	KES	277,709,000	Standard Chartered Bank	2/24/27	$ 15,531	$ —
KES	284,821,000	USD	2,120,799	Standard Chartered Bank	3/2/27	—	(56,385)
USD	2,027,196	KES	284,821,000	Standard Chartered Bank	3/2/27	—	(37,218)
KES	286,836,000	USD	2,120,801	Standard Chartered Bank	3/8/27	—	(44,220)
USD	2,048,829	KES	286,836,000	Standard Chartered Bank	3/8/27	—	(27,752)
KZT	1,580,381,000	USD	2,857,832	Deutsche Bank AG	3/11/27	206,182	—
UZS	38,715,084,000	USD	2,958,738	Deutsche Bank AG	3/11/27	85,499	—
UZS	19,342,748,000	USD	1,479,369	Deutsche Bank AG	3/11/27	41,586	—
UZS	19,379,732,000	USD	1,479,369	Deutsche Bank AG	3/12/27	44,213	—
UZS	19,342,748,000	USD	1,479,369	Deutsche Bank AG	3/12/27	41,305	—
NGN	6,586,905,000	USD	4,333,490	JPMorgan Chase Bank, N.A.	3/15/27	13,867	—
UZS	28,207,761,361	USD	2,164,002	Deutsche Bank AG	3/17/27	51,569	—
UZS	14,093,060,672	USD	1,082,001	Deutsche Bank AG	3/17/27	24,935	—
UZS	10,685,164,000	USD	819,729	Deutsche Bank AG	3/17/27	19,535	—
UZS	2,913,004,000	USD	223,647	Deutsche Bank AG	3/17/27	5,154	—
UZS	2,425,480,000	USD	186,217	Deutsche Bank AG	3/17/27	4,291	—
UZS	28,261,861,402	USD	2,164,002	Deutsche Bank AG	3/18/27	55,409	—
UZS	14,130,930,701	USD	1,082,001	Deutsche Bank AG	3/18/27	27,704	—
UZS	20,004,439,638	USD	1,525,892	Deutsche Bank AG	3/19/27	44,772	—
UZS	52,908,750,000	USD	4,016,759	Deutsche Bank AG	3/24/27	133,582	—
RUB	810,522,000	USD	9,419,373	ICBC Standard Bank plc	4/13/27	192,384	—
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	331,540	—
UZS	19,470,202,000	USD	1,089,059	Deutsche Bank AG	11/8/27	376,317	—
						$54,662,897	$(33,937,328)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(532)	Short	6/8/26	$ (72,084,859)	$ 624,518
Euro-Bund	(129)	Short	6/8/26	(18,979,605)	422,190
Japan 10-Year Bond	(3)	Short	6/15/26	(2,476,957)	49,042
U.S. 2-Year Treasury Note	(660)	Short	6/30/26	(136,702,500)	1,193,126
U.S. 5-Year Treasury Note	(5,336)	Short	6/30/26	(575,412,566)	9,323,104
U.S. 10-Year Treasury Note	(1,896)	Short	6/18/26	(209,685,750)	2,860,688
U.S. Long Treasury Bond	(68)	Short	6/18/26	(7,673,375)	305,422
U.S. Ultra 10-Year Treasury Note	(87)	Short	6/18/26	(9,818,766)	112,361
					$14,890,451

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	447,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	$ 126,158	$ —	$ 126,158
CNY	381,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	119,029	—	119,029
CNY	178,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	57,364	—	57,364
CNY	538,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	178,661	—	178,661
CNY	299,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	102,266	—	102,266
CNY	122,711	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	50,712	—	50,712
CNY	332,896	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	172,716	—	172,716
CNY	407,311	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	227,954	—	227,954
CNY	204,182	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	114,559	—	114,559
CNY	162,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	92,544	—	92,544
CNY	84,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(1,270)	—	(1,270)
CNY	96,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	265	—	265
CNY	106,330	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(42)	—	(42)
COP	40,013,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.41% (pays quarterly)	6/17/31	144,573	—	144,573
HUF	3,719,710	Pays	6-month HUF BUBOR (pays semi-annually)	6.65% (pays annually)	3/18/31	378,360	—	378,360
HUF	7,240,006	Pays	6-month HUF BUBOR (pays semi-annually)	6.28% (pays annually)	3/18/36	983,852	—	983,852
HUF	3,405,884	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	3/18/36	503,988	—	503,988
HUF	20,584,620	Pays	6-month HUF BUBOR (pays semi-annually)	6.36% (pays annually)	3/18/36	3,163,593	—	3,163,593
HUF	1,627,210	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	262,025	—	262,025
HUF	5,385,113	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	878,865	—	878,865

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	10,114,887	Pays	6-month HUF BUBOR (pays semi-annually)	6.40% (pays annually)	3/18/36	$ 1,658,846	$ —	$ 1,658,846
HUF	12,295,985	Pays	6-month HUF BUBOR (pays semi-annually)	6.45% (pays annually)	3/18/36	2,170,787	—	2,170,787
HUF	2,899,749	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	3/18/36	544,735	—	544,735
HUF	3,744,383	Receives	6-month HUF BUBOR (pays semi-annually)	5.65% (pays annually)	6/17/36	32,700	—	32,700
HUF	6,834,984	Receives	6-month HUF BUBOR (pays semi-annually)	5.67% (pays annually)	6/17/36	37,841	—	37,841
HUF	3,105,460	Receives	6-month HUF BUBOR (pays semi-annually)	5.73% (pays annually)	6/17/36	(26,592)	—	(26,592)
HUF	11,322,300	Receives	6-month HUF BUBOR (pays semi-annually)	5.80% (pays annually)	6/17/36	(290,617)	—	(290,617)
HUF	7,528,963	Receives	6-month HUF BUBOR (pays semi-annually)	5.82% (pays annually)	6/17/36	(235,099)	—	(235,099)
HUF	14,011,183	Receives	6-month HUF BUBOR (pays semi-annually)	5.85% (pays annually)	6/17/36	(539,129)	—	(539,129)
HUF	11,589,756	Receives	6-month HUF BUBOR (pays semi-annually)	5.97% (pays annually)	6/17/36	(771,105)	—	(771,105)
HUF	1,872,191	Receives	6-month HUF BUBOR (pays semi-annually)	5.97% (pays annually)	6/17/36	(125,456)	—	(125,456)
HUF	2,481,396	Receives	6-month HUF BUBOR (pays semi-annually)	5.98% (pays annually)	6/17/36	(169,239)	—	(169,239)
HUF	5,319,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.41% (pays annually)	6/17/36	912,845	—	912,845
HUF	11,425,783	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	6/17/36	2,198,302	—	2,198,302
HUF	6,714,120	Pays	6-month HUF BUBOR (pays semi-annually)	6.66% (pays annually)	6/17/36	1,561,516	—	1,561,516
INR	1,474,600	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.65% (pays semi-annually)	6/17/31	8,988	—	8,988
KRW	37,709,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(451,098)	—	(451,098)
KRW	56,635,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(675,692)	—	(675,692)
KRW	29,639,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(348,021)	—	(348,021)
KRW	28,282,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(328,381)	—	(328,381)
KRW	47,266,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(513,072)	—	(513,072)
KRW	56,720,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(563,388)	—	(563,388)
KRW	51,411,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(503,260)	—	(503,260)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	23,633,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	$ (229,453)	$ —	$ (229,453)
KRW	56,719,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(537,090)	—	(537,090)
KRW	38,635,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(338,060)	—	(338,060)
KRW	23,633,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(208,981)	—	(208,981)
KRW	11,189,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	6/17/31	44,831	—	44,831
KRW	10,868,500	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.71% (pays quarterly)	6/17/31	39,869	—	39,869
MXN	1,547,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	281,106	—	281,106
MXN	1,398,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	291,060	—	291,060
MXN	2,460,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(288,256)	—	(288,256)
MXN	1,578,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(181,389)	—	(181,389)
MXN	1,776,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	394,725	—	394,725
MXN	2,238,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	40,168	—	40,168
MXN	2,225,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	(44,582)	—	(44,582)
MXN	341,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	(21,481)	—	(21,481)
MXN	1,028,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.32% (pays monthly)	6/6/35	366,620	—	366,620
MXN	360,534	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.39% (pays monthly)	6/4/36	(95,937)	—	(95,937)
MXN	374,400	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.41% (pays monthly)	6/4/36	(125,116)	—	(125,116)
PLN	17,026	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(84,286)	—	(84,286)
PLN	31,295	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(151,131)	—	(151,131)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	60,001	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	$ (243,718)	$ —	$ (243,718)
PLN	19,178	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(76,341)	—	(76,341)
PLN	34,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.43% (pays annually)	6/17/31	59,856	—	59,856
PLN	128,400	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(184,329)	—	(184,329)
PLN	127,530	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	169,542	—	169,542
PLN	127,530	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(123,558)	—	(123,558)
PLN	547,340	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	452,754	—	452,754
PLN	547,340	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(264,006)	—	(264,006)
PLN	27,835	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	86,406	—	86,406
PLN	144,025	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	218,816	—	218,816
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	333,351	—	333,351
PLN	27,132	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(70,339)	—	(70,339)
PLN	7,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	6/17/36	(26,361)	—	(26,361)
ZAR	2,378,110	Pays	3-month ZAR JIBAR (pays quarterly)	6.61% (pays quarterly)	3/18/31	(6,028,843)	—	(6,028,843)
ZAR	564,407	Receives	3-month ZAR JIBAR (pays quarterly)	7.30% (pays quarterly)	6/17/31	537,382	—	537,382
ZAR	1,670,833	Receives	3-month ZAR JIBAR (pays quarterly)	7.49% (pays quarterly)	6/17/31	845,131	—	845,131
ZAR	133,890	Receives	3-month ZAR JIBAR (pays quarterly)	7.52% (pays quarterly)	6/17/31	56,130	—	56,130
ZAR	573,833	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	1,488,305	—	1,488,305
ZAR	320,735	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	872,935	—	872,935
ZAR	658,040	Pays	3-month ZAR JIBAR (pays quarterly)	7.72% (pays quarterly)	6/17/36	(1,320,453)	—	(1,320,453)
ZAR	354,101	Receives	3-month ZAR JIBAR (pays quarterly)	7.84% (pays quarterly)	6/17/36	535,542	—	535,542
ZAR	177,201	Receives	3-month ZAR JIBAR (pays quarterly)	7.85% (pays quarterly)	6/17/36	260,701	—	260,701
ZAR	1,380,484	Pays	3-month ZAR JIBAR (pays quarterly)	7.85% (pays quarterly)	6/17/36	(2,009,950)	—	(2,009,950)
ZAR	191,434	Receives	3-month ZAR JIBAR (pays quarterly)	7.87% (pays quarterly)	6/17/36	269,814	—	269,814
ZAR	177,201	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	213,261	—	213,261

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	177,201	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	$ 213,261	$ —	$ 213,261
ZAR	354,101	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	426,160	—	426,160
ZAR	708,202	Receives	3-month ZAR JIBAR (pays quarterly)	7.97% (pays quarterly)	6/17/36	684,601	—	684,601
ZAR	310,209	Receives	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	6/17/36	175,302	—	175,302
Total						$7,846,552	$ —	$7,846,552
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(2)	6/20/30	$ 192	$ (1,446)	$ (1,254)
Petroleo Brasileiro S.A.	58,143	1.00% (pays quarterly)(2)	6/20/31	654,620	(1,241,766)	(587,146)
Saudi Arabia	12,322	1.00% (pays quarterly)(2)	12/20/30	(202,458)	57,194	(145,264)
Total				$452,354	$(1,186,018)	$(733,664)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 3,400	1.00% (pays quarterly)(2)	3.89%	12/20/30	$(379,077)	$ 549,899	$ 170,822
Benin	Citibank, N.A.	958	1.00% (pays quarterly)(2)	2.06	6/20/28	(19,477)	70,929	51,452
Cameroon	Barclays Bank PLC	1,250	1.00% (pays quarterly)(2)	4.56	12/20/28	(103,322)	155,437	52,115
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(2)	1.49	6/20/27	(44,080)	301,865	257,785
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(2)	1.49	6/20/27	(49,099)	335,840	286,741
Petroleos Mexicanos	Barclays Bank PLC	5,460	1.00% (pays quarterly)(2)	1.52	12/20/26	(11,499)	52,291	40,792
Petroleos Mexicanos	Barclays Bank PLC	6,697	1.00% (pays quarterly)(2)	1.52	12/20/26	(14,107)	54,136	40,029

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Barclays Bank PLC	$ 6,801	1.00% (pays quarterly)(2)	1.71%	6/20/27	$ (45,691)	$ 128,866	$ 83,175
Petroleos Mexicanos	Barclays Bank PLC	9,605	1.00% (pays quarterly)(2)	1.71	6/20/27	(64,529)	156,046	91,517
Petroleos Mexicanos	Deutsche Bank AG	9,927	4.00% (pays monthly)(2)	2.61	7/6/26	67,490	—	67,490
Petroleos Mexicanos	Deutsche Bank AG	4,469	4.20% (pays monthly)(2)	2.61	7/6/26	31,801	—	31,801
Petroleos Mexicanos	Goldman Sachs International	5,548	1.00% (pays quarterly)(2)	1.50	6/20/26	2,620	29,152	31,772
Petroleos Mexicanos	Goldman Sachs International	5,000	1.00% (pays quarterly)(2)	1.50	6/20/26	2,361	8,108	10,469
Petroleos Mexicanos	Goldman Sachs International	2,532	1.00% (pays quarterly)(2)	1.50	6/20/26	1,196	4,275	5,471
Petroleos Mexicanos	Goldman Sachs International	2,536	1.00% (pays quarterly)	1.71	6/20/27	(17,037)	39,751	22,714
Petroleos Mexicanos	Goldman Sachs International	12,807	1.00% (pays quarterly)	1.71	6/20/27	(86,040)	202,105	116,065
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	4,849	1.00% (pays quarterly)(2)	1.67	6/20/27	(30,606)	85,228	54,622
Total		$103,441				$(759,096)	$2,173,928	$1,414,832
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Barclays Bank PLC	$ 1,080	5.00% (pays quarterly)(2)	12/20/26	$(33,652)	$ 10,471	$ (23,181)
Ivory Coast	Barclays Bank PLC	21,602	1.00% (pays quarterly)(2)	6/20/27	93,179	(425,296)	(332,117)
Total					$59,527	$(414,825)	$(355,298)
(1)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $103,441,000.
(4)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	1,154	Total Return on UZS 13,326,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	$ 88,055
ICBC Standard Bank plc	USD	1,600	Total Return on UZS 18,348,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	110,153
ICBC Standard Bank plc	USD	2,475	Total Return on UZS 28,970,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	135,035
ICBC Standard Bank plc	USD	3,188	Total Return on UZS 36,695,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	118,648
						$451,891
[1]	The Fund enters into fully funded total return swap agreements. Under these arrangements, the Fund does not make periodic payments to the counterparty.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CNY	– Yuan Renminbi
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint

IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
TRY	– Turkish Lira

TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $731,201,689, which represents 15.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$223,375,954	$2,777,908,205	$(2,270,082,470)	$ —	$ —	$731,201,689	$7,868,247	731,201,689
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ 70,842	$ —	$ 70,842
Convertible Bonds	—	13,321,538	—	13,321,538
Credit Linked Notes	—	7,276,532	—	7,276,532
Foreign Corporate Bonds	—	1,062,489,716	0	1,062,489,716
Loan Participation Notes	—	—	8,299,451	8,299,451
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	109,005,439	—	109,005,439
Sovereign Government Bonds	—	2,119,349,257	—	2,119,349,257
Sovereign Loans	—	70,925,191	—	70,925,191
Short-Term Investments:
Affiliated Fund	731,201,689	—	—	731,201,689
Sovereign Government Securities	—	293,204,750	—	293,204,750
U.S. Treasury Obligations	—	27,556,288	—	27,556,288
Purchased Currency Options	—	2,722,093	—	2,722,093
Total Investments	$731,201,689	$3,705,921,646	$8,299,451	$4,445,422,786
Forward Foreign Currency Exchange Contracts	$ —	$ 69,290,991	$ —	$ 69,290,991
Futures Contracts	14,890,451	—	—	14,890,451
Swap Contracts	—	27,347,023	—	27,347,023
Total	$746,092,140	$3,802,559,660	$8,299,451	$4,556,951,251
Liability Description
Written Currency Options	$ —	$ (1,644,716)	$ —	$ (1,644,716)
Forward Foreign Currency Exchange Contracts	—	(53,163,114)	—	(53,163,114)
Swap Contracts	—	(19,295,795)	—	(19,295,795)
Total	$ —	$ (74,103,625)	$ —	$ (74,103,625)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.